Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Taxes currently payable									$ 435	$ 898
Deferred income taxes									(111)	(44)
Income Tax Benefits	$ 123	$ 118	$ 234	$ 71	$ 260	$ 260	$ 168	$ 166	$ 546	$ 854